Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,490,000.00
Previously Paid Amount	0.00
Total Fee Amount	896.27
Total Offset Amount	0.00
Net Fee	896.27
Narrative - Max Aggregate Offering Price	$ 6,490,000.00
Final Prospectus	true